Derivative Instrument - Schedule of Company's Open Commodity Contracts (Detail) - Swaps	9 Months Ended
	Sep. 30, 2018 BTU $ / BTU $ / MBbls bbl	Dec. 31, 2017 bbl MMBTU $ / bbl $ / MMBTU
Crude oil commodity contracts
Derivative Instruments [Line Items]
Volume | bbl	8,373,350
Weighted-average price per bbl/mmbtu | $ / MBbls	60.08
Crude oil commodity contracts | 2018
Derivative Instruments [Line Items]
Volume | bbl		2,374,000
Volume | bbl	1,233,180
Weighted-average price per bbl/mmbtu	57.09	54.47
Crude oil commodity contracts | 2019
Derivative Instruments [Line Items]
Volume | bbl		1,140,250
Volume | bbl	5,540,670
Weighted-average price per bbl/mmbtu	59.86	54.09
Crude oil commodity contracts | 2020
Derivative Instruments [Line Items]
Volume | bbl	1,599,500
Weighted-average price per bbl/mmbtu | $ / MBbls	63.14
Natural Gas Commodity Contracts
Derivative Instruments [Line Items]
Volume	49,529,000
Weighted-average price per bbl/mmbtu | $ / BTU	2.81
Natural Gas Commodity Contracts | 2018
Derivative Instruments [Line Items]
Volume | MMBTU		16,440,000
Volume	8,004,000
Weighted-average price per bbl/mmbtu	2.94	3.00
Natural Gas Commodity Contracts | 2019
Derivative Instruments [Line Items]
Volume | MMBTU		10,950,000
Volume	29,200,000
Weighted-average price per bbl/mmbtu	2.86	2.97
Natural Gas Commodity Contracts | 2020
Derivative Instruments [Line Items]
Volume	12,325,000
Weighted-average price per bbl/mmbtu | $ / BTU	2.63
Natural Gas Basis Commodity Contracts
Derivative Instruments [Line Items]
Volume	30,140,000
Weighted-average price per bbl/mmbtu | $ / BTU	0.58
Natural Gas Basis Commodity Contracts | 2018
Derivative Instruments [Line Items]
Volume | MMBTU		16,440,000
Volume	4,600,000
Weighted-average price per bbl/mmbtu	0.54	0.55
Natural Gas Basis Commodity Contracts | 2019
Derivative Instruments [Line Items]
Volume | MMBTU		10,950,000
Volume	21,900,000
Weighted-average price per bbl/mmbtu	0.58	0.55
Natural Gas Basis Commodity Contracts | 2020
Derivative Instruments [Line Items]
Volume	3,640,000
Weighted-average price per bbl/mmbtu | $ / BTU	0.62